Annual Fund Operating Expenses - MassMutual Small Cap Growth Equity Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2028
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.85%	[1]
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.95%	[1]
Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	1.05%	[1]
Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	1.15%	[1]
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	1.30%	[1]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	1.35%	[1]
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	1.55%	[1]
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.95%	[1]

[1]	The expenses in the above table reflect a written agreement by MML Advisers to waive 0.03% of its management fees through January 31, 2028. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.